Current Maturities of Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of current maturities of long term loans
	Loan	Weighted interest rate as of December 31, 2019	December 31
Short term loans	currency	%	2019	2018

Current maturities	NIS	3.5 (Prime+1.75%)	664	467

			664	467